PROJECT ASSETS, NET (Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Proceeds from Sale of Equity Method Investments							¥ 28,634	$ 4,383
Equity Method Investment, Amount Sold			¥ 58,854,599			¥ 996,420,932
Revenues			25,042,613,341	$ 3,642,297,046			26,472,943,454		¥ 21,400,638,092
Cost of Revenue			21,528,868,419	$ 3,131,244,043			23,481,375,053		¥ 17,531,299,173
Project Assets Completed			879,954,662				¥ 32,505,243
External Sales [Member]
Project Assets Completed | $										$ 1,710,954,613
Electricity, Generation [Member] | Capitalized Project Costs [Member]
Revenues			16,524,568
Sale Of Projects [Member] | ASC 606 [Member]
Revenues	¥ 93,451,309
Cost of Revenue	¥ 69,133,413
Tirli [Member]
Proceeds from Sale of Equity Method Investments		$ 2,636,291			€ 2,636,291
Equity Method Investment, Realized Gain (Loss) on Disposal		$ 9,425,365	¥ 9,425,366